As filed with the Securities and Exchange Commission on March 20, 2014

Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 114	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 123	☒

ProShares Trust

(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue,

Suite 1000 Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

(240) 497-6400

(Area Code and Telephone Number)

Michael L. Sapir, CEO

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

with copies to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Amy R. Doberman ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 21, 2014 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 90 under the Securities Act of 1933 (the “1933 Act”) and No. 99 under the Investment Company Act of 1940 (the “1940 Act”) to its Registration Statement until April 21, 2014. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 90 under the 1933 Act and No. 99 under the 1940 Act, filed on May 31, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on March 20, 2014.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Michael L. Sapir * Michael L. Sapir	Trustee, Chairman	March 20, 2014

/s/ Russell S. Reynolds, III * Russell S. Reynolds, III	Trustee	March 20, 2014

/s/ Michael C. Wachs * Michael C. Wachs	Trustee	March 20, 2014

/s/ William D. Fertig* William D. Fertig	Trustee	March 20, 2014

/s/ Todd B. Johnson Todd B. Johnson	President	March 20, 2014

/s/ Charles S. Todd Charles S. Todd	Treasurer	March 20, 2014

* By:	/s/ Amy R. Doberman
Amy R. Doberman
As Attorney-in-fact

Date: March 20, 2014